UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and defense (4.0%)

AeroVironment, Inc.(NON)	9,960	$230,076

Alliant Techsystems, Inc.	4,055	395,606

Cubic Corp.	3,335	179,023

Hexcel Corp.(NON)	6,240	242,112

Orbital Sciences Corp.(NON)	9,205	194,962

Triumph Group, Inc.	1,650	115,863

		1,357,642
Air freight and logistics (0.4%)

Forward Air Corp.	3,475	140,216

		140,216
Airlines (2.5%)

Allegiant Travel Co.	3,425	360,858

Republic Airways Holdings, Inc.(NON)	16,015	190,579

Spirit Airlines, Inc.(NON)	8,740	299,520

		850,957
Auto components (1.0%)

Autoliv, Inc. (Sweden)(S)	2,140	187,015

BorgWarner, Inc.(S)	1,615	163,745

		350,760
Biotechnology (1.2%)

Cubist Pharmaceuticals, Inc.(NON)	3,266	207,554

Myriad Genetics, Inc.(NON)(S)	8,490	199,515

		407,069
Capital markets (3.0%)

E*Trade Financial Corp.(NON)	10,080	166,320

SEI Investments Co.	16,570	512,179

Waddell & Reed Financial, Inc. Class A	6,739	346,924

		1,025,423
Chemicals (0.9%)

Koppers Holdings, Inc.	2,465	105,132

Methanex Corp. (Canada)	4,195	215,078

		320,210
Commercial banks (7.2%)

Associated Banc-Corp.	11,055	171,242

Bancorp, Inc. (The)(NON)	23,094	409,226

BOK Financial Corp.	3,285	208,105

Bond Street Holdings, LLC 144A Class A(F)(NON)	3,695	55,425

City National Corp.(S)	3,285	218,978

Comerica, Inc.	2,875	113,016

Commerce Bancshares, Inc.	5,066	221,941

East West Bancorp, Inc.	10,405	332,440

F.N.B. Corp.	13,030	158,054

First Citizens BancShares, Inc. Class A	827	170,031

National Bank Holdings Corp. Class A	5,755	118,208

Popular, Inc. (Puerto Rico)(NON)	6,237	163,597

Valley National Bancorp(S)	11,111	110,554

		2,450,817
Commercial services and supplies (0.5%)

Tetra Tech, Inc.(NON)	6,740	174,499

		174,499
Communications equipment (1.9%)

F5 Networks, Inc.(NON)	2,285	195,962

Netgear, Inc.(NON)	3,590	110,787

Polycom, Inc.(NON)	17,865	195,086

Riverbed Technology, Inc.(NON)(S)	10,730	156,551

		658,386
Construction and engineering (0.8%)

Primoris Services Corp.	11,065	281,826

		281,826
Consumer finance (0.9%)

Portfolio Recovery Associates, Inc.(NON)	5,130	307,492

		307,492
Containers and packaging (0.5%)

Owens-Illinois, Inc.(NON)	6,030	181,021

		181,021
Diversified consumer services (1.0%)

H&R Block, Inc.	5,708	152,175

Hillenbrand, Inc.	6,450	176,537

		328,712
Diversified financial services (0.6%)

CBOE Holdings, Inc.	4,565	206,475

		206,475
Electric utilities (1.1%)

El Paso Electric Co.	3,715	124,081

Pepco Holdings, Inc.(S)	4,625	85,378

Portland General Electric Co.	5,500	155,265

		364,724
Electrical equipment (2.3%)

AMETEK, Inc.	4,196	193,100

AZZ, Inc.	6,625	277,323

Brady Corp. Class A	5,395	164,548

Hubbell, Inc. Class B	1,471	154,073

		789,044
Electronic equipment, instruments, and components (1.0%)

FLIR Systems, Inc.	6,470	203,158

MTS Systems Corp.	2,285	147,040

		350,198
Energy equipment and services (3.4%)

Atwood Oceanics, Inc.(NON)	3,485	191,814

Helmerich & Payne, Inc.(S)	3,140	216,503

Key Energy Services, Inc.(NON)(S)	19,740	143,905

McDermott International, Inc.(NON)	24,030	178,543

Oil States International, Inc.(NON)	2,005	207,437

Superior Energy Services, Inc.(NON)	9,035	226,236

		1,164,438
Food and staples retail (0.3%)

Nash Finch Co.	3,258	86,044

		86,044
Food products (1.1%)

Darling International, Inc.(NON)	9,175	194,143

J&J Snack Foods Corp.	2,150	173,548

		367,691
Gas utilities (1.2%)

Chesapeake Utilities Corp.	1,970	103,405

Laclede Group, Inc. (The)	3,470	156,150

UGI Corp.	3,950	154,564

		414,119
Health-care equipment and supplies (1.1%)

Greatbatch, Inc.(NON)	7,140	242,974

Thoratec Corp.(NON)	3,954	147,445

		390,419
Health-care providers and services (5.4%)

Bio-Reference Labs, Inc.(NON)(S)	12,655	378,131

Chemed Corp.(S)	3,335	238,453

Ensign Group, Inc. (The)	5,670	233,094

Hanger, Inc.(NON)	5,880	198,509

Magellan Health Services, Inc.(NON)	2,105	126,216

Mednax, Inc.(NON)	2,705	271,582

Owens & Minor, Inc.	5,505	190,418

Patterson Cos., Inc.	5,000	201,000

		1,837,403
Hotels, restaurants, and leisure (2.0%)

Cheesecake Factory, Inc. (The)(S)	6,437	282,906

Choice Hotels International, Inc.(S)	4,660	201,265

Panera Bread Co. Class A(NON)	1,240	196,577

		680,748
Household durables (1.7%)

Harman International Industries, Inc.	3,432	227,301

iRobot Corp.(NON)(S)	4,174	157,235

Jarden Corp.(NON)	4,235	204,974

		589,510
Household products (0.6%)

Energizer Holdings, Inc.(S)	2,070	188,681

		188,681
Insurance (5.7%)

American Financial Group, Inc.	2,275	122,987

Amtrust Financial Services, Inc.(S)	5,720	223,423

Aspen Insurance Holdings, Ltd.	4,381	158,986

Endurance Specialty Holdings, Ltd.	2,302	123,663

Genworth Financial, Inc. Class A(NON)	16,105	205,983

HCC Insurance Holdings, Inc.	2,693	118,007

Horace Mann Educators Corp.	5,160	146,441

Protective Life Corp.(S)	3,090	131,480

Stancorp Financial Group	2,581	142,007

Torchmark Corp.(S)	2,780	201,133

Validus Holdings, Ltd.(S)	5,420	200,432

W.R. Berkley Corp.	3,880	166,297

		1,940,839
Internet software and services (2.4%)

IAC/InterActiveCorp.	3,810	208,293

j2 Global, Inc.(S)	5,855	289,940

Liquidity Services, Inc.(NON)(S)	2,570	86,249

ValueClick, Inc.(NON)(S)	10,630	221,636

		806,118
IT Services (3.9%)

Alliance Data Systems Corp.(NON)(S)	1,380	291,829

Booz Allen Hamilton Holding Corp.	9,340	180,449

Broadridge Financial Solutions, Inc.	6,605	209,709

CACI International, Inc. Class A(NON)(S)	2,610	180,377

Global Payments, Inc.	4,235	216,324

NeuStar, Inc. Class A(NON)(S)	4,935	244,184

		1,322,872
Leisure equipment and products (1.1%)

Polaris Industries, Inc.	2,840	366,871

		366,871
Life sciences tools and services (0.4%)

Bruker Corp.(NON)	6,400	132,160

		132,160
Machinery (3.8%)

Actuant Corp. Class A(S)	4,055	157,496

AGCO Corp.(S)	5,230	315,997

Kennametal, Inc.	4,630	211,128

Oshkosh Corp.(NON)	7,360	360,493

WABCO Holdings, Inc.(NON)	3,105	261,627

		1,306,741
Media (1.2%)

Morningstar, Inc.	2,870	227,476

Valassis Communications, Inc.(S)	5,869	169,497

		396,973
Metals and mining (2.1%)

Commercial Metals Co.	8,155	138,227

IAMGOLD Corp. (Canada)	21,470	101,983

Kaiser Aluminum Corp.(S)	2,630	187,388

Reliance Steel & Aluminum Co.	3,974	291,175

		718,773
Multi-utilities (0.7%)

TECO Energy, Inc.(S)	5,445	90,060

Vectren Corp.	4,360	145,406

		235,466
Multiline retail (1.3%)

Big Lots, Inc.(NON)(S)	8,203	304,249

Dillards, Inc. Class A	1,960	153,468

		457,717
Oil, gas, and consumable fuels (2.4%)

HollyFrontier Corp.(S)	3,160	133,068

Tesoro Corp.	5,755	253,105

Whiting Petroleum Corp.(NON)	3,196	191,281

World Fuel Services Corp.(S)	6,675	249,044

		826,498
Paper and forest products (2.0%)

Clearwater Paper Corp.(NON)	3,300	157,641

Domtar Corp. (Canada)(S)	3,240	257,321

Schweitzer-Mauduit International, Inc.	4,365	264,213

		679,175
Personal products (0.4%)

Inter Parfums, Inc.	5,080	152,349

		152,349
Pharmaceuticals (1.9%)

Jazz Pharmaceuticals PLC(NON)	3,140	288,786

Medicines Co. (The)(NON)	5,605	187,880

Questcor Pharmaceuticals, Inc.(S)	3,265	189,370

		666,036
Professional services (2.9%)

Exponent, Inc.(S)	3,015	216,598

Huron Consulting Group, Inc.(NON)	4,895	257,526

Towers Watson & Co. Class A	3,240	346,550

TrueBlue, Inc.(NON)	6,669	160,123

		980,797
Real estate investment trusts (REITs) (3.6%)

Brandywine Realty Trust	12,385	163,234

Capstead Mortgage Corp.	13,855	163,073

Highwoods Properties, Inc.	4,375	154,481

Kimco Realty Corp.	4,770	96,259

Mack-Cali Realty Corp.(S)	5,605	122,974

National Health Investors, Inc.	1,684	95,803

Omega Healthcare Investors, Inc.(S)	6,123	182,894

Redwood Trust, Inc.(S)	7,280	143,343

Two Harbors Investment Corp.	12,025	116,763

		1,238,824
Real estate management and development (0.8%)

Jones Lang LaSalle, Inc.	2,945	257,099

		257,099
Road and rail (1.4%)

Heartland Express, Inc.	12,270	174,111

Landstar Systems, Inc.	5,540	310,129

		484,240
Semiconductors and semiconductor equipment (2.8%)

KLA-Tencor Corp.	3,495	212,671

Lam Research Corp.(NON)	5,331	272,894

Omnivision Technologies, Inc.(NON)(S)	9,790	149,885

Skyworks Solutions, Inc.(NON)	7,170	178,103

Teradyne, Inc.(NON)(S)	8,980	148,350

		961,903
Software (3.0%)

ANSYS, Inc.(NON)	1,470	127,184

FactSet Research Systems, Inc.(S)	1,040	113,464

Manhattan Associates, Inc.(NON)	2,675	255,329

Open Text Corp. (Canada)(S)	3,720	277,698

Synopsys, Inc.(NON)	6,687	252,100

		1,025,775
Specialty retail (4.8%)

Aaron's, Inc.	5,346	148,084

American Eagle Outfitters, Inc.	8,450	118,216

ANN, Inc.(NON)	4,370	158,281

Big 5 Sporting Goods Corp.	9,350	150,348

Buckle, Inc. (The)(S)	3,152	170,366

Cato Corp. (The) Class A	4,052	113,375

Chico's FAS, Inc.	8,720	145,275

Foot Locker, Inc.	9,110	309,180

Francesca's Holdings Corp.(NON)(S)	6,302	117,469

Jos. A. Bank Clothiers, Inc.(NON)	5,075	223,097

		1,653,691
Textiles, apparel, and luxury goods (2.3%)

Crocs, Inc.(NON)	12,288	167,240

Deckers Outdoor Corp.(NON)(S)	2,281	150,364

Iconix Brand Group, Inc.(NON)(S)	8,106	269,281

Steven Madden, Ltd.(NON)	3,967	213,544

		800,429
Tobacco (0.2%)

Universal Corp.(S)	1,444	73,543

		73,543
Trading companies and distributors (0.2%)

MSC Industrial Direct Co., Inc. Class A	797	64,836

		64,836

Total common stocks (cost $25,207,761)		$33,814,249

SHORT-TERM INVESTMENTS (20.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	6,609,399	$6,609,399

Putnam Short Term Investment Fund 0.06%(AFF)	457,178	457,178

Total short-term investments (cost $7,066,577)		$7,066,577

TOTAL INVESTMENTS

Total investments (cost $32,274,338)(b)		$40,880,826

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $34,175,548.
(b)	The aggregate identified cost on a tax basis is $32,345,353, resulting in gross unrealized appreciation and depreciation of $9,253,022 and $717,549, respectively, or net unrealized appreciation of $8,535,473.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$149,305	$2,207,942	$2,357,247	$143	$—
	Putnam Short Term Investment Fund *	—	5,257,907	4,800,729	309	457,178
	Totals	$149,305	$7,465,849	$7,157,976	$452	$457,178
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,444,148.
The fund received cash collateral of $6,609,399, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$5,625,411	$—	$—
Consumer staples	868,308	—	—
Energy	1,990,936	—	—
Financials	7,371,544	55,425	—
Health care	3,433,087	—	—
Industrials	6,430,798	—	—
Information technology	5,125,252	—	—
Materials	1,899,179	—	—
Utilities	1,014,309	—	—
Total common stocks	33,758,824	55,425	—
Short-term investments	457,178	6,609,399	—

Totals by level	$34,216,002	$6,664,824	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

	Offsetting of financial and derivative assets and liabilities

		Goldman Sachs Bank USA	Total

	Assets:
	Securities on loan	$6,444,148	$6,444,148

	Total Assets	$6,444,148	$6,444,148

	Liabilities:

	Total Liabilities	$--	$--

	Total Financial and Derivative Net Assets	$6,444,148	$6,444,148
	Total collateral received (pledged)## †	$6,444,148	$6,444,148
	Net amount	$--	$--

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013